Restricted Cash and Other Deposits (Details) $ in Millions	Jun. 30, 2024 EUR (€)	Jun. 01, 2024 USD ($)
Restricted Cash and Other Deposits [Abstract]
Funds transferred | $		$ 15
Restricted cash | €	€ 20,000